Document And Entity Information	Mar. 13, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2020
Entity Registrant Name	HEALTHSTREAM INC
Entity Central Index Key	0001095565
Entity Emerging Growth Company	false
Entity File Number	000-27701
Entity Incorporation State Country Code	TN
Entity Tax Identification Number	62-1443555
Entity Address Address Line1	500 11th Avenue North
Entity Address, Address Line Two	Suite 1000
Entity Address City Or Town	Nashville
Entity Address State Or Province	TN
Entity Address Postal Zip Code	37203
City Area Code	615
Local Phone Number	301-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each Class	Common Stock (Par Value $0.00)
Trading Symbol	HSTM
Name of each exchange on which registered	NASDAQ